Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	43 Months Ended	60 Months Ended	97 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Schwab Target 2050 Index Fund - SWYMX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2050 Index Fund
Average Annual Return, Percent	[1],[2]	9.18%	29.73%		10.90%	10.33%
Schwab Target 2045 Index Fund - SWYHX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2045 Index Fund
Average Annual Return, Percent	[1],[2]	8.94%	28.83%		10.55%	10.05%
Schwab Target 2040 Index Fund - SWYGX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2040 Index Fund
Average Annual Return, Percent	[1],[2]	8.66%	27.59%		9.90%	9.57%
Schwab Target 2035 Index Fund - SWYFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2035 Index Fund
Average Annual Return, Percent	[1],[2]	8.34%	25.96%		9.17%	8.96%
Schwab Target 2030 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2030 Index Fund
Average Annual Return, Percent	[1],[2]	7.82%	23.77%		8.24%	8.20%
Schwab Target 2025 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2025 Index Fund
Average Annual Return, Percent	[1],[2]	7.16%	20.89%		6.95%	7.17%
Schwab Target 2020 Index Fund - SWYLX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2020 Index Fund
Average Annual Return, Percent	[1],[2]	6.83%	19.62%		5.91%	6.18%
Schwab Target 2015 Index Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2015 Index Fund
Average Annual Return, Percent	[1],[2]	6.82%	19.11%		5.66%	5.67%
Schwab Target 2065 Index Fund - SWYOX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2065 Index Fund
Average Annual Return, Percent	[1]	9.51%	31.05%	8.50%
Schwab Target 2060 Index Fund - SWYNX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2060 Index Fund
Average Annual Return, Percent	[1],[2]	9.42%	30.66%		11.36%	10.67%
Schwab Target 2055 Index Fund - SWYJX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2055 Index Fund
Average Annual Return, Percent	[1],[2]	9.33%	30.28%		11.16%	10.54%
Schwab Target 2010 Index Fund - SWYAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2010 Index Fund
Average Annual Return, Percent	[1],[2]	6.55%	18.19%		5.24%	5.39%
Dow Jones U S Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent		9.60%	35.24%	11.73%	15.15%	14.10%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.26%	11.57%	(0.76%)	0.33%	1.28%
Target 2050 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Target 2050 Passive Composite Index
Average Annual Return, Percent		9.29%	29.95%		11.04%	10.44%
Target 2045 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Target 2045 Passive Composite Index
Average Annual Return, Percent		9.06%	29.04%		10.66%	10.15%
Target 2040 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Target 2040 Passive Composite Index
Average Annual Return, Percent		8.73%	27.68%		10.00%	9.66%
Target 2035 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Target 2035 Passive Composite Index
Average Annual Return, Percent		8.34%	26.03%		9.24%	9.03%
Target 2030 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Target 2030 Passive Composite Index
Average Annual Return, Percent		7.84%	23.90%		8.30%	8.27%
Target 2025 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Target 2025 Passive Composite Index
Average Annual Return, Percent		7.17%	20.94%		7.04%	7.25%
Target 2020 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Target 2020 Passive Composite Index
Average Annual Return, Percent		6.87%	19.68%		5.98%	6.25%
Target 2015 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Target 2015 Passive Composite Index
Average Annual Return, Percent		6.75%	19.10%		5.70%	5.76%
Target 2065 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Target 2065 Passive Composite Index
Average Annual Return, Percent		9.60%	31.12%	8.45%
Target 2060 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Target 2060 Passive Composite Index
Average Annual Return, Percent		9.52%	30.83%		11.49%	10.78%
Target 2055 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Target 2055 Passive Composite Index
Average Annual Return, Percent		9.42%	30.44%		11.27%	10.64%
Target 2010 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Target 2010 Passive Composite Index
Average Annual Return, Percent		6.57%	18.24%		5.32%	5.46%

[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[4]	A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[5]	A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[6]	A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[7]	A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[8]	A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[9]	A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5% Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[10]	A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[11]	A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[12]	A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[13]	A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
[14]	A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.